DEBT (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Long-Term and Other Debt

The Company’s long-term and other debt as of December 31, 2016 and 2015 consisted of the following:

	December 31, 2016	December 31, 2015
Trilogy Notes	$450,000	$450,000
New Zealand Senior Facilities Agreement	133,101	134,321
Bolivian Syndicated Loan	23,158	13,351
Other	3,385	4,417

	609,644	602,089
Less: unamortized discount	(3,931)	(669)
Less: deferred financing costs	(5,766)	(5,227)

Total debt	599,947	596,193
Less: current portion of debt	(8,796)	(465,768)

Total long-term debt	$591,151	$130,425

Schedule of Future Maturities of Long-term and Other debt, Excluding Unamortized Debt Discounts and Deferred Financing Costs

As of December 31, 2016, the future maturities of long-term and other debt, excluding unamortized debt discounts and deferred financing costs, consisted of the following:

Years ending December 31,
2017	$8,796
2018	133,306
2019	456,945
2020	6,825
2021	3,430
Thereafter	342

Total	$609,644

Supplemental Cash Flow Disclosure	Supplemental Cash Flow Disclosure:

	Years Ended December 31,
	2016	2015	2014
Interest paid, net of capitalized interest	$73,067	$56,469	$52,419